COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2025
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 3 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Inventories

Inventories are composed of quartzite blocks and slabs generated by the cut and polishing process of the blocks. Both products are actively sold in the market, therefore considered finished products:

	December 31
	2025	2024	2023
Quartzite unprocessed blocks	-	116,143	-
Quartzite processed slabs	36,493	55,583	-
Total	36,493	171,726	-

Quartzite inventories only contain slabs produced through the cutting and polishing of natural quartzite, which are currently stored in the manufacturer’s warehouse. Slabs are actively sold in the market and classified as finished goods.

Property and Equipment, Net

The following table sets forth the components of the Company’s property and equipment as at December 31, 2025, 2024 and 2023:

	December 31, 2025
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$6,453	(1,290)	5,163
Machinery and equipment	469,472	(14,845)	454,627
Mining Rights (1)	1,446,843	(749)	1,446,094
Land	20,250	-	20,250
Facilities	16,327	(1,848)	14,479
Total fixed assets	$1,959,345	(18,732)	1,940,613

	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$5,733	-	$5,733
Machinery and equipment (2)	$452,205	(41)	$452,165
Mining rights (3)	$1,245,274	-	$1,245,274
Facilities	$14,508	(191)	$14,316
Vehicles	$-	-	$-
Total fixed assets	$1,717,720	(232)	$1,717,488

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value
Computers and office equipment	$-	-	$-
Machinery and equipment	320,700	-	320,700
Vehicles	-	-	-
Total fixed assets	$320,700	-	320,700

For the years ended December 31, 2025, 2024 and 2023, the Company recorded depreciation expense of $18,282, $209 and $nil, respectively.

(1)	The amortization of mineral rights was triggered by the extraction of iron ore in Rio Piracicaba Project, following the lease agreement entered into by the Company and a third party in 2025.
(2)	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$810,000 ($133,424 at the date of the transaction). In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 320,700 shares issued by the Company at $1.00 each.
(3)	The mining rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mining rights are held by the new subsidiary MAL.

In 2023, the Company proceeded to an impairment analysis on its property and equipment and intangibles and concluded that, other than the gold processing plant acquired in 2023, there was no expectation of future economic benefits being generated from the assets use or disposal, affecting the main condition for an asset to be recognized. As a result, an impairment loss of $56,536 was recognized in profit and loss of the period as Other expenses, as demonstrated in the table below:

	December 31,	Foreign currency	Impairment	December 31,
	2022	translation	losses	2023
Property and equipment, net	41,929	2,358	(44,287)	-
Intangibles, net	11,499	750	(12,249)	-
	53,428	3,108	(56,536)	-

Related Party Receivables/Payables

As of December 31, 2025, there are $1,088,540 ($872,942 as of December 31, 2024) of relating parties outstanding balances, represented by 1,005,048 ($851,678 in 2024) of intercompany loans received from Atlas Lithium (which include the impact of interest accrued for in the year ended December 31, 2025 of $46,807 and $10,918 in the year ended December 31, 2024) and $83,493 payable to Atlas Lítio do Brasil Ltda (“ALB”) as a result of a cost sharing agreement through which the Company borrows resources from ALB mainly for Geology-related work ($21,264 as of December 31, 2024).

Following the uplisting on Nasdaq in January 2026, the Company used part of the funds raised to repay the loan owed to Atlas Lithium. Currently, there is no outstanding balance between the Company and Atlas Lithium.

Accounts Payable and Accrued Expenses

	December 31, 2025	December 31, 2024	December 31, 2023
Trade payables	$594,566	305,638	29,989
Payroll and social charges	$116,221	26,220	18,797
Taxes payable	$11,002	14,488	10,223
Total	$721,789	$346,346	$59,009

OTHER CURRENT ASSETS

Other current assets are essentially comprised of the amounts paid to Atlas Lithium following the Option Agreement, pursuant to which we acquired an option to acquire 100% of the equity interests of Brazil Minerals Resources Corporation, a wholly-owned subsidiary of Atlas Lithium.

The table below summarizes the amounts presented as Other Current Assets:

	December 31, 2025	December 31, 2024	December 31, 2023
Option agreement	500,000	-	-
Other	96,833	47,772	3,621
Total	596,833	47,772	3,621